NET INCOME PER SHARE (Tables)	12 Months Ended
Sep. 30, 2018
Basic and diluted net income per share

Basic and diluted net income per share for each of the periods presented were calculated as follows:

	Years ended September 30,
	2016	2017	2018
	US$	US$	US$
Numerator:
Net income	26,290	14,935	11,626
- allocated to ordinary share - basic	26,184	14,891	11,583
- allocated to nonvested restricted share - basic	106	44	43

Denominator:
Weighted average number of ordinary shares outstanding	136,497,929	131,432,211	132,363,620
Weighted average number of nonvested restricted share	555,489	400,644	487,685
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	1,412,526	1,370,400	265,850

Weighted average ordinary shares outstanding used in computing diluted net income per share	138,465,944	133,203,255	133,117,155

Basic net income per share	0.19	0.11	0.09

Basic net income per nonvested restricted share	0.19	0.11	0.09

Diluted net income per share	0.19	0.11	0.09

Diluted net income per nonvested restricted share	0.19	0.11	0.09